ANNUAL REPORT
December 31, 1998




                           The Travelers Fund ABD
                           for Variable Annuities





   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998


ASSETS:
Investments in eligible funds at market value:
  Capital Appreciation Fund, 296,243 shares (cost $16,926,416) ...............     $ 21,548,704
  Delaware Group Premium Fund, Inc, 9,610 shares (cost $84,395) ..............           87,455
  Dreyfus Variable Investment Fund, 112,628 shares (cost $4,147,718) .........        4,476,552
  Greenwich Street Series Fund, 977,199 shares (cost $12,876,847) ............       13,215,431
  Money Market Portfolio, 9,876,519 shares (cost $9,876,519) .................        9,876,519
  Morgan Stanley Universal Funds, Inc, 51,141 shares (cost $615,850) .........          639,761
  Salomon Brothers Variable Series Funds Inc, 192,916 shares (cost $1,965,682)        2,099,283
  The Travelers Series Trust, 5,425,399 shares (cost $71,951,994) ............       75,452,702
  Travelers Series Fund Inc, 2,272,241 shares (cost $42,200,365) .............       45,626,579
  Van Kampen Life Investment Trust, 705,022 shares (cost $1,694,418) .........        1,748,039
  Warburg Pincus Trust, 19,084 shares (cost $145,404) ........................          156,296
                                                                                   ------------

    Total Investments (cost $162,485,608) ....................................                            $174,927,321

  Receivables:
   Dividends ................................................................                                1,359,154
   Purchase payments and transfers from other Travelers accounts ............                                  486,020
  Other assets ...............................................................                                     686
                                                                                                          ------------

    Total Assets .............................................................                             176,773,181
                                                                                                          ------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ............                                 199,699
    Insurance charges ........................................................                                  47,100
    Administrative fees ......................................................                                   5,651
                                                                                                          ------------

      Total Liabilities ......................................................                                 252,450
                                                                                                          ------------

NET ASSETS: ................................................................                              $176,520,731
                                                                                                          ============


                                         See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 1998


INVESTMENT INCOME:
  Dividends ...............................................................                          $  3,703,277

EXPENSES:
  Insurance charges .......................................................     $    886,762
  Administrative fees .....................................................          106,413
                                                                                ------------

    Total expenses ........................................................                               993,175
                                                                                                     ------------

      Net investment income ...............................................                             2,710,102
                                                                                                     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ........................................       16,924,277
    Cost of investments sold ..............................................       16,720,569
                                                                                ------------

      Net realized gain (loss) ............................................                               203,708

Change in unrealized gain (loss) on investments:
  Unrealized loss at December 31, 1997 ....................................          (23,471)
  Unrealized gain at December 31, 1998 ....................................       12,441,713
                                                                                ------------

    Net change in unrealized gain (loss) for the year .....................                            12,465,184
                                                                                                     ------------

      Net realized gain (loss) and change in unrealized gain (loss) .......                            12,668,892
                                                                                                     ------------

Net increase in net assets resulting from operations ....................                            $ 15,378,994
                                                                                                     ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF CHANGES IN NET ASSETS For
                      the year ended December 31, 1998 and
              the period April 28, 1997 (date operations commenced)
                              to December 31, 1997


                                                                        1998                1997
                                                                   -------------        ------------
OPERATIONS:
  Net investment income ........................................   $   2,710,102        $    221,552
  Net realized gain (loss) from investment transactions ........         203,708              26,335
  Net change in unrealized gain (loss) on investments ..........      12,465,184             (23,471)
                                                                   -------------        ------------

    Net increase in net assets resulting from operations .......      15,378,994             224,416
                                                                   -------------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 98,127,834 and 7,859,757 units, respectively)     121,461,712           9,113,419
  Participant transfers from other Travelers accounts
    (applicable to 39,560,021 and 1,186,983 units, respectively)      49,991,050           1,366,418
  Administrative charges
    (applicable to 9,182 and 48 units, respectively) ...........         (11,401)                (57)
  Contract surrenders
    (applicable to 1,913,691 and 17,616 units, respectively) ...      (2,370,182)            (17,700)
  Participant transfers to other Travelers accounts
    (applicable to 15,448,937 and 513,616 units, respectively) .     (17,368,160)           (556,408)
  Other payments to participants
    (applicable to 535,556 units) ..............................        (691,370)                 --
                                                                   -------------        ------------

  Net increase in net assets resulting from unit transactions        151,011,649           9,905,672
                                                                   -------------        ------------

    Net increase in net assets .................................     166,390,643          10,130,088

NET ASSETS:
  Beginning of period ..........................................      10,130,088                  --
                                                                   -------------        ------------

  End of period ................................................   $ 176,520,731        $ 10,130,088
                                                                   =============        ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Fund ABD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund ABD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund ABD were: Capital Appreciation Fund; Money Market Portfolio, (formerly Cash Income Trust); Alliance Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio (formerly Mid Cap Disciplined Equity Fund), MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Disciplined Small Cap Stock Portfolio and Convertible Bond Portfolio of The Travelers Series Trust; Diversified Strategic Income Portfolio, Total Return Portfolio and Appreciation Portfolio of Greenwich Street Series Fund; REIT Series of Delaware Group Premium Fund, Inc.; Capital Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Emerging Markets Portfolio of Warburg Pincus Trust; Mid Cap Value Portfolio, Value Portfolio, Emerging Markets Equity Portfolio and Global Equity Portfolio of Morgan Stanley Universal Funds, Inc.; Real Estate Securities Portfolio, Enterprise Portfolio, Government Portfolio, Growth and Income Portfolio, Emerging Growth Portfolio, Domestic Income Portfolio and Money Market Portfolio of Van Kampen Life Investment Trust (formerly Van Kampen American Capital Life Investment Trust); Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds Inc. All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc., Delaware Group Premium Fund, Inc., Salomon Brothers Variable Series Funds, Inc., and Morgan Stanley Universal Funds, Inc. which are incorporated under Maryland law and Van Kampen Life Investment Trust which is a Delaware business trust. Capital Appreciation Fund, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund, and Salomon Brothers Variable Series Funds, Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund ABD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $169,173,612 and $16,924,277, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $162,485,608 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $13,098,847. Gross unrealized depreciation for all investments at December 31, 1998 was $657,134.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund ABD on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund ABD on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $19,868 of contingent deferred sales charges for the year ended December 31, 1998. No deductions were taken for the period April 28, 1997 (date operations commenced) to December 31, 1997.

4.  NET CONTRACT OWNERS' EQUITY



                                                          DECEMBER 31, 1998
                                            -------------------------------------------
                                            ACCUMULATION       UNIT           NET
                                              UNITS            VALUE         ASSETS
                                            ------------      ------       -----------

    Capital Appreciation Fund ..........     10,561,314       $2.046       $21,612,868

Delaware Group Premium Fund, Inc
  REIT Series ..........................         96,983        0.901            87,429

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio .......      2,937,245        1.112         3,267,056
  Small Cap Portfolio ..................      1,435,805        0.871         1,250,295

Greenwich Street Series Fund
  Appreciation Portfolio ...............      3,710,315        1.283         4,758,979
  Diversified Strategic Income Portfolio      7,076,327        1.100         7,782,762
  Total Return Portfolio ...............        708,254        0.953           674,738

    Money Market Portfolio .............      9,244,927        1.070         9,890,840

Morgan Stanley Universal Funds, Inc
  Emerging Markets Equity Portfolio ....         27,410        0.769            21,075
  Global Equity Portfolio ..............        163,749        0.991           162,232
  Mid Cap Value Portfolio ..............        219,618        1.042           228,903
  Value Portfolio ......................        258,345        0.880           227,370

                                                                    DECEMBER 31, 1998
                                                       -----------------------------------------
                                                       ACCUMULATION      UNIT           NET
                                                           UNITS         VALUE         ASSETS
                                                       ------------     ------       -----------
Salomon Brothers Variable Series Funds Inc
  Salomon Brothers Variable Capital Fund .......           55,964       $1.084       $    60,658
  Salomon Brothers Variable High Yield Bond Fund          117,685        0.991           116,682
  Salomon Brothers Variable Investors Fund .....        1,764,644        1.029         1,815,052
  Salomon Brothers Variable Strategic Bond Fund           127,127        1.037           131,837

The Travelers Series Trust
  Equity Income Portfolio ......................       12,301,819        1.484        18,254,264
  Federated High Yield Portfolio ...............        7,715,310        1.177         9,079,709
  Federated Stock Portfolio ....................        4,599,587        1.494         6,869,766
  Large Cap Portfolio ..........................        6,662,550        1.665        11,091,092
  Lazard International Stock Portfolio .........        6,533,760        1.216         7,946,378
  MFS Emerging Growth Portfolio ................        5,891,811        1.587         9,349,469
  MFS Mid Cap Growth Portfolio .................          696,846        0.985           686,700
  MFS Research Portfolio .......................          149,981        1.054           158,050
  Strategic Stock Portfolio ....................           13,783        0.948            13,068
  Convertible Bond Portfolio ...................          458,699        1.000           458,652
  Disciplined Mid Cap Stock Portfolio ..........        1,425,770        1.377         1,963,991
  Disciplined Small Cap Stock Portfolio ........          518,858        0.894           463,681
  Travelers Quality Bond Portfolio .............        9,328,606        1.131        10,552,847

Travelers Series Fund Inc
  Alliance Growth Portfolio ....................       13,211,206        1.679        22,175,326
  MFS Total Return Portfolio ...................       16,380,184        1.303        21,343,496
  Putnam Diversified Income Portfolio ..........        1,955,397        1.062         2,076,615

Van Kampen Life Investment Trust
  Real Estate Securities Portfolio .............           66,511        0.909            60,436
  Domestic Income Portfolio ....................          116,317        1.019           118,486
  Emerging Growth Portfolio ....................           27,189        1.204            32,726
  Enterprise Portfolio .........................          233,972        1.083           253,407
  Government Portfolio .........................          347,758        1.052           365,841
  Growth and Income Portfolio ..................          292,761        1.030           301,408
  Money Market Portfolio .......................          637,874        1.023           652,421

Warburg Pincus Trust
  Emerging Markets Portfolio ...................          223,688        0.734           164,126
                                                                                    ------------

Net Contract Owners' Equity ....................                                    $176,520,731
                                                                                    ============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                     NO. OF          MARKET
                                                                       SHARES           VALUE
                                                                     ---------       -----------
CAPITAL APPRECIATION FUND (12.3%)
    Total (Cost $16,926,416)                                           296,243       $21,548,704
                                                                     ---------       -----------

DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  REIT Series
    Total (Cost $84,395)                                                 9,610            87,455
                                                                     ---------       -----------

DREYFUS VARIABLE INVESTMENT FUND (2.6%)
  Capital Appreciation Portfolio (Cost $2,978,410)                      89,618         3,236,093
  Small Cap Portfolio (Cost $1,169,308)                                 23,010         1,240,459
                                                                     ---------       -----------
    Total (Cost $4,147,718)                                            112,628         4,476,552
                                                                     ---------       -----------

GREENWICH STREET SERIES FUND (7.5%)
  Appreciation Portfolio (Cost $4,466,173)                             224,972         4,760,414
  Diversified Strategic Income Portfolio (Cost $7,763,525)             713,769         7,780,085
  Total Return Portfolio (Cost $647,149)                                38,458           674,932
                                                                     ---------       -----------
    Total (Cost $12,876,847)                                           977,199        13,215,431
                                                                     ---------       -----------

MONEY MARKET PORTFOLIO (5.6%)
    Total (Cost $9,876,519)                                          9,876,519         9,876,519
                                                                     ---------       -----------

MORGAN STANLEY UNIVERSAL FUNDS, INC. (0.4%)
  Emerging Markets Equity Portfolio (Cost $20,873)                       2,965            21,081
  Global Equity Portfolio (Cost $156,650)                               12,350           162,277
  Mid Cap Value Portfolio (Cost $207,896)                               15,336           228,966
  Value Portfolio (Cost $230,431)                                       20,490           227,437
                                                                     ---------       -----------
    Total (Cost $615,850)                                               51,141           639,761
                                                                     ---------       -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.2%)
  Salomon Brothers Variable Capital Fund (Cost $56,374)                  5,137            59,433
  Salomon Brothers Variable High Yield Bond Fund (Cost $114,920)        11,655           111,658
  Salomon Brothers Variable Investors Fund (Cost $1,663,936)           163,703         1,802,372
  Salomon Brothers Variable Strategic Bond Fund (Cost $130,452)         12,421           125,820
                                                                     ---------       -----------
    Total (Cost $1,965,682)                                            192,916         2,099,283
                                                                     ---------       -----------

                                                                NO. OF            MARKET
                                                                SHARES            VALUE
                                                             ------------      ------------
THE TRAVELERS SERIES TRUST (43.1%)
  Equity Income Portfolio (Cost $17,524,624)                    1,185,573       $18,269,675
  Federated High Yield Portfolio (Cost $8,936,509)                762,575         8,472,214
  Federated Stock Portfolio (Cost $6,410,661)                     424,197         6,642,927
  Large Cap Portfolio (Cost $9,954,438)                           635,079        11,069,427
  Lazard International Stock Portfolio (Cost $7,638,378)          609,095         7,845,139
  MFS Emerging Growth Portfolio (Cost $7,916,465)                 553,850         9,343,447
  MFS Mid Cap Growth Portfolio (Cost $599,242)                     66,780           671,144
  MFS Research Portfolio (Cost $147,651)                           14,948           157,851
  Strategic Stock Portfolio (Cost $12,366)                          1,365            12,914
  Convertible Bond Portfolio (Cost $443,186)                       45,750           451,097
  Disciplined Mid Cap Stock Portfolio (Cost $1,719,361)           136,998         1,964,554
  Disciplined Small Cap Stock Portfolio (Cost $388,680)            48,335           428,727
  Travelers Quality Bond Portfolio (Cost $10,260,433)             940,854        10,123,586
                                                             ------------      ------------
    Total (Cost $71,951,994)                                    5,425,399        75,452,702
                                                             ------------      ------------

TRAVELERS SERIES FUND INC. (26.1%)
  Alliance Growth Portfolio (Cost $19,335,953)                    841,724        22,145,765
  MFS Total Return Portfolio (Cost $20,717,775)                 1,255,389        21,379,281
  Putnam Diversified Income Portfolio (Cost $2,146,637)           175,128         2,101,533
                                                             ------------      ------------
    Total (Cost $42,200,365)                                    2,272,241        45,626,579
                                                             ------------      ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
  Real Estate Securities Portfolio (Cost $58,470)                   4,393            60,452
  Domestic Income Portfolio (Cost $115,079)                        13,468           118,522
  Emerging Growth Portfolio (Cost $29,127)                          1,447            32,733
  Enterprise Portfolio (Cost $227,785)                             11,321           253,475
  Government Portfolio (Cost $365,359)                             38,160           365,953
  Growth and Income Portfolio (Cost $283,186)                      20,821           301,492
  Money Market Portfolio (Cost $615,412)                          615,412           615,412
                                                             ------------      ------------
    Total (Cost $1,694,418)                                       705,022         1,748,039
                                                             ------------      ------------

WARBURG PINCUS TRUST (0.1%)
  Emerging Markets Portfolio
    Total (Cost $145,404)                                          19,084           156,296
                                                             ------------      ------------

TOTAL INVESTMENT OPTIONS (100%)
  (Cost $162,485,608)                                                          $174,927,321
                                                                               ============

                       This page intentionally left blank.

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997



                                                            CAPITAL APPRECIATION FUND                    REIT SERIES
                                                          -------------------------------        ---------------------
                                                              1998                1997             1998           1997
                                                          ------------        -----------        --------        -----
INVESTMENT INCOME:
Dividends .........................................       $    174,080        $         7        $     --        $  --
                                                          ------------        -----------        --------        -----

EXPENSES:
Insurance charges .................................             92,000              2,852             364           --
Administrative fees ...............................             11,040                328              44           --
                                                          ------------        -----------        --------        -----
  Net investment income (loss) ....................             71,040             (3,173)           (408)          --
                                                          ------------        -----------        --------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................           433,026             40,269          35,471           --
  Cost of investments sold .........................           363,835             35,457          37,937           --
                                                          ------------        -----------        --------        -----

    Net realized gain (loss) .......................            69,191              4,812          (2,466)          --
                                                          ------------        -----------        --------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .......            (2,449)                --              --           --
  Unrealized gain (loss) end of period .............         4,622,288             (2,449)          3,060           --
                                                          ------------        -----------        --------        -----
    Net change in unrealized gain (loss) for
      the period                                             4,624,737             (2,449)          3,060           --
                                                          ------------        -----------        --------        -----

Net increase (decrease) in net assets
  resulting from operations ........................         4,764,968               (810)            186           --
                                                          ------------        -----------        --------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................         11,963,775          1,021,535          63,769           --
Participant transfers from other Travelers accounts          4,643,134            122,922          52,111           --
Administrative charges ............................             (1,448)                (7)             (1)          --
Contract surrenders ...............................           (288,177)                --          (1,269)          --
Participant transfers to other Travelers accounts .           (566,677)           (26,493)        (27,367)          --
Other payments to participants ....................            (19,854)                --              --           --
                                                          ------------        -----------        --------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ...............        15,730,753          1,117,957          87,243           --
                                                          ------------        -----------        --------        -----

    Net increase (decrease) in net assets ..........        20,495,721          1,117,147          87,429           --




NET ASSETS:
  Beginning of period .............................          1,117,147                 --              --           --
                                                          ------------        -----------        --------        -----

  End of period ...................................       $ 21,612,868        $ 1,117,147        $ 87,429        $  --
                                                          ============        ===========        ========        =====

                                                            DREYFUS CAPITAL APPRECIATION
                                                                       PORTFOLIO
                                                            ----------------------------
                                                                  1998            1997
                                                              -----------        -----
INVESTMENT INCOME:
Dividends .........................................           $    16,186        $  --
                                                              -----------        -----

EXPENSES:
Insurance charges .................................                 7,020           --
Administrative fees ...............................                   842           --
                                                              -----------        -----
    Net investment income (loss) ..................                 8,324           --
                                                              -----------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................               326,391           --
  Cost of investments sold ........................               329,587           --
                                                              -----------        -----

    Net realized gain (loss) ......................                (3,196)          --
                                                              -----------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                    --           --
  Unrealized gain (loss) end of period ............               257,683           --
                                                              -----------        -----

    Net change in unrealized gain (loss) for the period           257,683           --
                                                              -----------        -----

Net increase (decrease) in net assets
  resulting from operations .......................               262,811           --
                                                              -----------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................             2,671,544           --
Participant transfers from other Travelers accounts               495,656           --
Administrative charges ............................                   (16)          --
Contract surrenders ...............................                (4,092)          --
Participant transfers to other Travelers accounts .              (158,847)          --
Other payments to participants ....................                    --           --
                                                              -----------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............             3,004,245           --
                                                              -----------        -----

    Net increase (decrease) in net assets .........             3,267,056           --




NET ASSETS:
  Beginning of period .............................                    --           --
                                                              -----------        -----

  End of period ....................................          $ 3,267,056        $  --
                                                              ===========        =====

                                                                     DIVERSIFIED STRATEGIC INCOME
      SMALL CAP PORTFOLIO            APPRECIATION PORTFOLIO                    PORTFOLIO                  TOTAL RETURN PORTFOLIO
---------------------------      ----------------------------        ----------------------------        -------------------------
    1998             1997            1998              1997              1998              1997             1998            1997
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

$    10,001        $     --      $   126,627        $  31,923        $   205,579        $  56,410        $   1,068        $     --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

      3,526              --           30,857            1,772             46,675            1,862            1,384              --
        423              --            3,703              222              5,601              221              166              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

      6,052              --           92,067           29,929            153,303           54,327             (482)             --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------


     53,619              --          440,993            7,922            342,840            3,584            8,276              --
     63,022              --          426,911            7,605            359,982            3,447            9,412              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------
     (9,403)             --           14,082              317            (17,142)             137           (1,136)             --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------


         --              --          (11,471)              --            (44,032)              --               --              --
     71,151              --          294,241          (11,471)            16,560          (44,032)          27,783              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

     71,151              --          305,712          (11,471)            60,592          (44,032)          27,783              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------


     67,800              --          411,861           18,775            196,753           10,432           26,165              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------


    685,723              --        3,001,222          498,794          4,981,122          498,149          551,028              --
    547,820              --        1,289,816           39,802          2,386,796          262,819          105,319              --
         (9)             --             (359)              (3)              (453)              --               (2)             --
     (1,527)             --         (174,629)          (1,650)           (59,416)              --             (292)             --
    (49,512)             --         (124,027)          (2,930)          (491,240)          (2,200)          (7,480)             --
         --              --         (197,693)              --                 --               --               --              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------


  1,182,495              --        3,794,330          534,013          6,816,809          758,768          648,573              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

  1,250,295              --        4,206,191          552,788          7,013,562          769,200          674,738              --


         --              --          552,788               --            769,200               --               --              --
-----------        --------      -----------        ---------        -----------        ---------        ---------        --------

$ 1,250,295        $     --      $ 4,758,979        $ 552,788        $ 7,782,762        $ 769,200        $ 674,738        $     --
===========        ========      ===========        =========        ===========        =========        =========        ========

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                                                                             EMERGING MARKETS EQUITY
                                                             MONEY MARKET PORTFOLIO                 PORTFOLIO
                                                          -----------------------------      -----------------------
                                                              1998               1997           1998          1997
                                                          ------------        ---------        -------       -----
INVESTMENT INCOME:
Dividends .........................................       $    181,442        $   5,361        $   107       $  --
                                                          ------------        ---------        -------       -----

EXPENSES:
Insurance charges .................................             47,233            1,279             36          --
Administrative fees ...............................              5,668              159              4          --
                                                          ------------        ---------        -------       -----
   Net investment income (loss) ...................            128,541            3,923             67          --
                                                          ------------        ---------        -------       -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................          7,518,389          374,664             34          --
  Cost of investments sold ........................          7,518,389          374,664             34          --
                                                          ------------        ---------        -------       -----

    Net realized gain (loss) ......................                 --               --             --          --
                                                          ------------        ---------        -------       -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                 --               --             --          --
  Unrealized gain (loss) end of period ............                 --               --            208          --
                                                          ------------        ---------        -------       -----

    Net change in unrealized gain (loss) for the period             --               --            208          --
                                                          ------------        ---------        -------       -----

Net increase (decrease) in net assets
  resulting from operations .......................            128,541            3,923            275          --
                                                          ------------        ---------        -------       -----




UNIT TRANSACTIONS:
Participant purchase payments .....................         14,599,226          668,068         20,800          --
Participant transfers from other Travelers accounts          4,002,504           75,838             --          --
Administrative charges ............................               (303)              --             --          --
Contract surrenders ...............................           (383,819)          (1,993)            --          --
Participant transfers to other Travelers accounts .         (8,812,323)        (388,822)            --          --
Other payments to participants ....................                 --               --             --          --
                                                          ------------        ---------        -------       -----

  Net increase (decrease) in net assets
    resulting from unit transactions ...............         9,405,285          353,091         20,800          --
                                                          ------------        ---------        -------       -----

    Net increase (decrease) in net assets .........          9,533,826          357,014         21,075          --




NET ASSETS:
  Beginning of period .............................            357,014               --             --          --
                                                          ------------        ---------        -------       -----

  End of period ...................................       $  9,890,840        $ 357,014        $21,075       $  --
                                                          ============        =========        =======       =====



                                                             GLOBAL EQUITY PORTFOLIO
                                                             -----------------------
                                                                1998          1997
                                                             ---------        -----
INVESTMENT INCOME:
Dividends .........................................          $   1,238        $  --
                                                             ---------        -----

EXPENSES:
Insurance charges .................................                303           --
Administrative fees ...............................                 36           --
                                                             ---------        -----
    Net investment income (loss) ..................                899           --
                                                             ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................              8,046           --
  Cost of investments sold ........................              7,805           --
                                                             ---------        -----

    Net realized gain (loss) .......................               241           --
                                                             ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                 --           --
  Unrealized gain (loss) end of period ............              5,627           --
                                                             ---------        -----

    Net change in unrealized gain (loss) for the period          5,627           --
                                                             ---------        -----

Net increase (decrease) in net assets
  resulting from operations .......................              6,767           --
                                                             ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................            130,017           --
Participant transfers from other Travelers accounts             25,898           --
Administrative charges ............................                 (3)          --
Contract surrenders ...............................               (447)          --
Participant transfers to other Travelers accounts .                 --           --
Other payments to participants ....................                 --           --
                                                             ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............            155,465           --
                                                             ---------        -----

    Net increase (decrease) in net assets .........            162,232           --




NET ASSETS:
  Beginning of period .............................                 --           --
                                                             ---------        -----

  End of period ...................................          $ 162,232        $  --
                                                             =========        =====

                                                          SALOMON BROTHERS VARIABLE  SALOMON BROTHERS VARIABLE HIGH
 MID CAP VALUE PORTFOLIO          VALUE PORTFOLIO               CAPITAL FUND               YIELD BOND FUND
------------------------      -----------------------       -----------------------  ------------------------------
  1998             1997         1998            1997          1998         1997          1998           1997
---------        -------      ---------        ------       -------       ------      ---------        -------

$   3,976        $    --      $   7,229        $   --       $ 1,239       $   --      $   5,054        $   --
---------        -------      ---------        ------       -------       ------      ---------        ------


      446             --            431            --            54           --            146            --
       53             --             52            --             6           --             18            --
---------        -------      ---------        ------       -------       ------      ---------        ------
    3,477             --          6,746            --         1,179           --          4,890            --
---------        -------      ---------        ------       -------       ------      ---------        ------




    8,040             --            458            --            31           --             85            --
    7,890             --            488            --            29           --             87            --
---------        -------      ---------        ------       -------       ------      ---------        ------

      150             --            (30)           --             2           --             (2)           --
---------        -------      ---------        ------       -------       ------      ---------        ------


       --             --             --            --            --           --             --            --
   21,070             --         (2,994)           --         3,059           --         (3,262)           --
---------        -------      ---------        ------       -------       ------      ---------        ------

   21,070             --         (2,994)           --         3,059           --         (3,262)           --
---------        -------      ---------        ------       -------       ------      ---------        ------


   24,697             --          3,722            --         4,240           --          1,626            --
---------        -------      ---------        ------       -------       ------      ---------        ------





  188,210             --        174,213            --        56,418           --        105,056            --
   16,000             --         49,900            --            --           --         10,000            --
       (4)            --             (3)           --            --           --             --            --
       --             --           (462)           --            --           --             --            --
       --             --             --            --            --           --             --            --
       --             --             --            --            --           --             --            --
---------        -------      ---------        ------       -------       ------      ---------        ------


  204,206             --        223,648            --        56,418           --        115,056            --
---------        -------      ---------        ------       -------       ------      ---------        ------

  228,903             --        227,370            --        60,658           --        116,682            --





       --             --             --            --            --           --             --            --
---------        -------      ---------        ------       -------       ------      ---------        ------

$ 228,903        $    --      $ 227,370        $   --       $60,658       $   --      $ 116,682        $   --
=========        =======      =========        ======       =======       ======      =========        ======

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                                          SALOMON BROTHERS VARIABLE    SALOMON BROTHERS VARIABLE
                                                               INVESTORS FUND             STRATEGIC BOND FUND
                                                          -------------------------     ------------------------
                                                             1998             1997         1998           1997
                                                          -----------        -----       ---------        -----
INVESTMENT INCOME:
Dividends .........................................       $     7,367        $  --       $   6,055        $  --
                                                          -----------        -----       ---------        -----

EXPENSES:
Insurance charges .................................             3,462           --             271           --
Administrative fees ...............................               416           --              33           --
                                                          -----------        -----       ---------        -----
    Net investment income (loss) ..................             3,489           --           5,751           --
                                                          -----------        -----       ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................            75,030           --         171,798           --
  Cost of investments sold ........................            87,898           --         170,901           --
                                                          -----------        -----       ---------        -----

    Net realized gain (loss) ......................           (12,868)          --             897           --
                                                          -----------        -----       ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                --                           --           --
  Unrealized gain (loss) end of period ............           138,436           --          (4,632)          --
                                                          -----------        -----       ---------        -----

    Net change in unrealized gain (loss) for the period       138,436           --          (4,632)          --
                                                          -----------        -----       ---------        -----

Net increase (decrease) in net assets
  resulting from operations .......................           129,057           --           2,016           --
                                                          -----------        -----       ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................         1,673,011           --         119,401           --
Participant transfers from other Travelers accounts           103,388           --          11,000           --
Administrative charges ............................               (11)          --              --           --
Contract surrenders ...............................            (8,328)          --            (580)          --
Participant transfers to other Travelers accounts .           (82,065)          --              --           --
Other payments to participants ....................                --           --              --           --
                                                          -----------        -----       ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............         1,685,995           --         129,821           --
                                                          -----------        -----       ---------        -----

    Net increase (decrease) in net assets .........         1,815,052           --         131,837           --




NET ASSETS:
    Beginning of period .........................                  --           --              --           --
                                                          -----------        -----       ---------        -----

    End of period ...............................         $ 1,815,052        $  --       $ 131,837        $  --
                                                          ===========        =====       =========        =====



                                                                EQUITY INCOME PORTFOLIO
                                                             ------------------------------
                                                                 1998              1997
                                                             ------------        ---------
INVESTMENT INCOME:
Dividends .........................................          $    189,324        $  36,350
                                                             ------------        ---------

EXPENSES:
Insurance charges .................................               101,865            2,837
Administrative fees ...............................                12,224              298
                                                             ------------        ---------
    Net investment income (loss) ..................                75,235           33,215
                                                             ------------        ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................             1,174,730           50,308
  Cost of investments sold ........................             1,147,457           45,269
                                                             ------------        ---------

    Net realized gain (loss) .......................               27,273            5,039
                                                             ------------        ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                 3,946               --
  Unrealized gain (loss) end of period ............               745,051            3,946
                                                             ------------        ---------

    Net change in unrealized gain (loss) for the period           741,105            3,946
                                                             ------------        ---------

  Net increase (decrease) in net assets
    resulting from operations .....................               843,613           42,200
                                                             ------------        ---------




UNIT TRANSACTIONS:
Participant purchase payments .....................            11,384,641          722,562
Participant transfers from other Travelers accounts             6,712,693          144,783
Administrative charges ............................                (1,377)              (8)
Contract surrenders ...............................              (247,106)          (3,758)
Participant transfers to other Travelers accounts .            (1,211,707)         (49,484)
Other payments to participants ....................               (82,788)              --
                                                             ------------        ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ..............            16,554,356          814,095
                                                             ------------        ---------

    Net increase (decrease) in net assets .........            17,397,969          856,295




NET ASSETS:
  Beginning of period ..............................              856,295               --
                                                             ------------        ---------

  End of period ...................................          $ 18,254,264        $ 856,295
                                                             ============        =========

                                                                                                    LAZARD INTERNATIONAL STOCK
FEDERATED HIGH YIELD PORTFOLIO    FEDERATED STOCK PORTFOLIO           LARGE CAP PORTFOLIO                    PORTFOLIO
------------------------------   ----------------------------     ----------------------------      ----------------------------
   1998              1997            1998             1997             1998             1997            1998             1997
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------

$   578,389        $  38,000     $   249,593        $  29,138     $    481,163        $  10,830     $    88,569        $   7,546
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------


     54,917            2,421          39,290            1,299           49,963            1,303          46,301            4,280
      6,590              288           4,714              155            5,996              156           5,556              320
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------
    516,882           35,291         205,589           27,684          425,204            9,371          36,712            2,946
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------




    442,369            2,962         403,861           37,541          380,542           13,262         530,647           29,137
    434,110            2,762         394,214           34,726          342,005           12,688         525,232           28,239
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------

      8,259              200           9,647            2,815           38,537              574           5,415              898
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------


    (11,814)              --         (11,388)              --            3,031               --         (14,030)              --
   (464,295)         (11,814)        232,266          (11,388)       1,114,989            3,031         206,761          (14,030)
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------

   (452,481)         (11,814)        243,654          (11,388)       1,111,958            3,031         220,791          (14,030)
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------


     72,660           23,677         458,890           19,111        1,575,699           12,976         262,918          (10,186)
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------





  5,708,155          672,841       4,167,217          422,565        6,747,239          544,424       4,875,656          762,470
  3,337,476           34,082       2,212,004           36,084        2,599,195           55,094       2,502,476          180,078
       (742)              --            (563)             (10)            (608)              (2)           (677)             (12)
   (174,246)          (6,345)        (40,399)            (537)        (102,921)              --         (46,266)          (1,901)
   (562,920)         (16,851)       (330,410)         (24,272)        (246,547)              --        (560,204)              --
     (8,078)              --         (49,914)              --          (93,457)              --         (17,974)              --
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------


  8,299,645          683,727       5,957,935          433,830        8,902,901          599,516       6,753,011          940,635
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------

  8,372,305          707,404       6,416,825          452,941       10,478,600          612,492       7,015,929          930,449





    707,404               --         452,941               --          612,492               --         930,449               --
-----------        ---------     -----------        ---------     ------------        ---------     -----------        ---------

$ 9,079,709        $ 707,404     $ 6,869,766        $ 452,941     $ 11,091,092        $ 612,492     $ 7,946,378        $ 930,449
===========        =========     ===========        =========     ============        =========     ===========        =========

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                                        MFS EMERGING GROWTH PORTFOLIO     MFS MID CAP GROWTH PORTFOLIO
                                                        ------------------------------    ----------------------------
                                                              1998             1997             1998            1997
                                                          -----------        ---------        ---------        -----
Investment Income:
Dividends .........................................       $        --        $  10,056        $      --        $  --
                                                          -----------        ---------        ---------        -----

EXPENSES:
Insurance charges .................................            47,319            1,509            1,699           --
Administrative fees ...............................             5,679              156              204           --
                                                          -----------        ---------        ---------        -----
   Net investment income (loss) ...................           (52,998)           8,391           (1,903)          --
                                                          -----------        ---------        ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................           359,931           49,211           22,462           --
  Cost of investments sold ........................           321,062           42,869           24,426           --
                                                          -----------        ---------        ---------        -----

    Net realized gain (loss) ......................            38,869            6,342           (1,964)          --
                                                          -----------        ---------        ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......           (10,447)              --               --           --
  Unrealized gain (loss) end of period ............         1,426,982          (10,447)          71,902           --
                                                          -----------        ---------        ---------        -----

    Net change in unrealized gain (loss) for the period     1,437,429          (10,447)          71,902           --
                                                          -----------        ---------        ---------        -----

Net increase (decrease) in net assets
  resulting from operations .......................         1,423,300            4,286           68,035           --
                                                          -----------        ---------        ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................         5,481,474          592,343          503,792           --
Participant transfers from other Travelers accounts         2,311,557           47,324          157,431           --
Administrative charges ............................              (851)              (3)             (12)          --
Contract surrenders ...............................           (71,103)              --          (21,403)          --
Participant transfers to other Travelers accounts .          (413,032)         (10,534)         (21,143)          --
Other payments to participants ....................           (15,292)              --               --           --
                                                          -----------        ---------        ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............         7,292,753          629,130          618,665           --
                                                          -----------        ---------        ---------        -----

    Net increase (decrease) in net assets .........         8,716,053          633,416          686,700           --




NET ASSETS:
  Beginning of period .............................           633,416               --               --           --
                                                          -----------        ---------        ---------        -----

  End of period ...................................       $ 9,349,469        $ 633,416        $ 686,700        $  --
                                                          ===========        =========        =========        =====


                                                           MFS RESEARCH PORTFOLIO
                                                           ----------------------
                                                             1998           1997
                                                           ---------        -----
Investment Income:
Dividends .........................................        $     247        $  --
                                                           ---------        -----

EXPENSES:
Insurance charges .................................              830           --
Administrative fees ...............................              100           --
                                                           ---------        -----
    Net investment income (loss) ..................             (683)          --
                                                           ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................           12,018           --
  Cost of investments sold ........................           11,934           --
                                                           ---------        -----

    Net realized gain (loss) ......................               84           --
                                                           ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......               --           --
  Unrealized gain (loss) end of period ............           10,200           --
                                                           ---------        -----

    Net change in unrealized gain (loss) for the period       10,200           --
                                                           ---------        -----

Net increase (decrease) in net assets
  resulting from operations .......................            9,601           --
                                                           ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................          156,213           --
Participant transfers from other Travelers accounts            3,581           --
Administrative charges ............................               (4)          --
Contract surrenders ...............................             (450)          --
Participant transfers to other Travelers accounts .           (1,998)          --
Other payments to participants ....................           (8,893)          --
                                                           ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............          148,449           --
                                                           ---------        -----

    Net increase (decrease) in net assets .........          158,050           --




NET ASSETS:
  Beginning of period .............................               --           --
                                                           ---------        -----

  End of period ...................................        $ 158,050        $  --
                                                           =========        =====

                                                           DISCIPLINED MID CAP STOCK       DISCIPLINED SMALL CAP STOCK
STRATEGIC STOCK PORTFOLIO   CONVERTIBLE BOND PORTFOLIO              PORTFOLIO                       PORTFOLIO
-------------------------   --------------------------   ------------------------------  -------------------------------
  1998          1997           1998           1997          1998              1997             1998           1997
--------        -----       ---------        -----       -----------        ---------        ---------        -----

$    158          $--       $  10,898          $--       $    14,576        $   9,833        $   1,257          $--
--------        -----       ---------        -----       -----------        ---------        ---------        -----


     101           --           1,547           --            10,983              308              987           --
      12           --             185           --             1,318               39              118           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----
      45           --           9,166           --             2,275            9,486              152           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----




  24,864           --          30,214           --           355,477              433           43,240           --
  24,668           --          31,249           --           381,793              375           45,106           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----

     196           --          (1,035)          --           (26,316)              58           (1,866)          --
--------        -----       ---------        -----       -----------        ---------        ---------        -----


      --           --              --           --            (5,510)              --               --           --
     548           --           7,911           --           245,193           (5,510)          40,047           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----

     548           --           7,911           --           250,703           (5,510)          40,047           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----


     789           --          16,042           --           226,662            4,034           38,333           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----





  14,599           --         455,886           --         1,222,945          123,893          354,042           --
   3,126           --          32,942           --           592,551           16,702          108,712           --
      --           --              (3)          --              (194)              (3)              (1)          --
  (1,491)          --         (27,581)          --            (4,955)              --          (21,359)          --
  (3,955)          --          (7,978)          --          (217,440)            (204)         (16,046)          --
      --           --         (10,656)          --                --               --               --           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----


  12,279           --         442,610           --         1,592,907          140,388          425,348           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----

  13,068           --         458,652           --         1,819,569          144,422          463,681           --





      --           --              --           --           144,422               --               --           --
--------        -----       ---------        -----       -----------        ---------        ---------        -----

$ 13,068          $--       $ 458,652          $--       $ 1,963,991        $ 144,422        $ 463,681          $--
========        =====       =========        =====       ===========        =========        =========        =====

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)


                                                         TRAVELERS QUALITY BOND PORTFOLIO        ALLIANCE GROWTH PORTFOLIO
                                                         --------------------------------      -------------------------------
                                                              1998              1997                1998               1997
                                                          ------------        ---------        ------------        -----------
INVESTMENT INCOME:
Dividends .........................................       $    429,299        $  16,972        $    458,988        $        --
                                                          ------------        ---------        ------------        -----------

EXPENSES:
Insurance charges .................................             49,354              636             108,060              2,865
Administrative fees ...............................              5,923               76              12,967                333
                                                          ------------        ---------        ------------        -----------
   Net investment income (loss) ...................            374,022           16,260             337,961             (3,198)
                                                          ------------        ---------        ------------        -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................            740,716            1,454             901,699            749,839
  Cost of investments sold ........................            730,028            1,389             845,364            745,650
                                                          ------------        ---------        ------------        -----------

    Net realized gain (loss) ......................             10,688               65              56,335              4,189
                                                          ------------        ---------        ------------        -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......            (12,683)              --              59,746                 --
  Unrealized gain (loss) end of period ............           (136,847)         (12,683)          2,809,812             59,746
                                                          ------------        ---------        ------------        -----------

    Net change in unrealized gain (loss) for the period       (124,164)         (12,683)          2,750,066             59,746
                                                          ------------        ---------        ------------        -----------

Net increase (decrease) in net assets
  resulting from operations .......................            260,546            3,642           3,144,362             60,737
                                                          ------------        ---------        ------------        -----------




UNIT TRANSACTIONS:
Participant purchase payments .....................          8,342,411          355,224          12,736,407          1,238,242
Participant transfers from other Travelers accounts          2,816,178           42,653           6,202,214            133,061
Administrative charges ............................               (301)              (3)             (1,499)                (1)
Contract surrenders ...............................           (127,582)            (996)           (206,881)                --
Participant transfers to other Travelers accounts .         (1,130,644)              --          (1,045,318)           (30,145)
Other payments to participants ....................             (8,281)              --             (55,853)                --
                                                          ------------        ---------        ------------        -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ..............          9,891,781          396,878          17,629,070          1,341,157
                                                          ------------        ---------        ------------        -----------

    Net increase (decrease) in net assets .........         10,152,327          400,520          20,773,432          1,401,894




NET ASSETS:
  Beginning of period .............................            400,520               --           1,401,894                 --
                                                          ------------        ---------        ------------        -----------

  End of period ...................................       $ 10,552,847        $ 400,520        $ 22,175,326        $ 1,401,894
                                                          ============        =========        ============        ===========


                                                             MFS TOTAL RETURN PORTFOLIO
                                                           ------------------------------
                                                                1998               1997
                                                           ------------        -----------
INVESTMENT INCOME:
Dividends .........................................        $    399,627        $        --
                                                           ------------        -----------

EXPENSES:
Insurance charges .................................             120,812              2,403
Administrative fees ...............................              14,498                288
                                                           ------------        -----------
    Net investment income (loss) ..................             264,317             (2,691)
                                                           ------------        -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................           1,059,668             10,193
  Cost of investments sold ........................           1,029,100              9,308
                                                           ------------        -----------

    Net realized gain (loss) ......................              30,568                885
                                                           ------------        -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......              32,210                 --
  Unrealized gain (loss) end of period ............             661,506             32,210
                                                           ------------        -----------

    Net change in unrealized gain (loss) for the period         629,296             32,210
                                                             ----------        -----------

Net increase (decrease) in net assets
  resulting from operations .......................             924,181             30,404
                                                           ------------        -----------




UNIT TRANSACTIONS:
Participant purchase payments .....................          14,357,688            940,526
Participant transfers from other Travelers accounts           5,776,851            172,906
Administrative charges ............................              (1,788)                (5)
Contract surrenders ...............................            (278,557)              (520)
Participant transfers to other Travelers accounts .            (501,024)            (4,473)
Other payments to participants ....................             (72,693)                --
                                                           ------------        -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ..............          19,280,477          1,108,434
                                                           ------------        -----------

    Net increase (decrease) in net assets .........          20,204,658          1,138,838




NET ASSETS:
  Beginning of period .............................           1,138,838                 --
                                                           ------------        -----------

  End of period ...................................        $ 21,343,496        $ 1,138,838
                                                           ============        ===========

PUTNAM DIVERSIFIED INCOME
        PORTFOLIO               REAL ESTATE SECURITIES PORTFOLIO    DOMESTIC INCOME PORTFOLIO    EMERGING GROWTH PORTFOLIO
---------------------------     --------------------------------    -------------------------    -------------------------
   1998              1997            1998           1997                1998            1997           1998        1997
-----------        --------        --------        -------            ---------        -----       -----------    -------

$    41,909        $     --        $     --        $    --            $      --        $  --       $        --    $    --
-----------        --------        --------        -------            ---------        -----       -----------    -------


     12,658             186              69             --                  413           --                94         --
      1,519              23               8             --                   50           --                11         --
-----------        --------        --------        -------            ---------        -----       -----------    -------
     27,732            (209)            (77)            --                 (463)          --              (105)        --
-----------        --------        --------        -------            ---------        -----       -----------    -------




    325,585             117             148             --                  427           --               211         --
    341,765             113             144             --                  421           --               216         --
-----------        --------        --------        -------            ---------        -----       -----------    -------

    (16,180)              4               4             --                    6           --                (5)        --
-----------        --------        --------        -------            ---------        -----       -----------    -------


      1,420              --              --             --                   --           --                --         --
    (45,104)          1,420           1,982             --                3,443           --             3,606         --
-----------        --------        --------        -------            ---------        -----       -----------    -------

    (46,524)          1,420           1,982             --                3,443           --             3,606         --
-----------        --------        --------        -------            ---------        -----       -----------    -------


    (34,972)          1,215           1,909             --                2,986           --             3,496         --
-----------        --------        --------        -------            ---------        -----       -----------    -------





  1,873,460          51,783          58,066             --               49,500           --            16,797         --
    413,014           2,270             900             --               66,000           --            12,904         --
       (151)             --              --             --                   --           --                (7)        --
    (58,831)             --            (439)            --                   --           --              (464)        --
   (121,229)             --              --             --                   --           --                --         --
    (49,944)             --              --             --                   --           --                --         --
-----------        --------        --------        -------            ---------        -----       -----------    -------


  2,056,319          54,053          58,527             --              115,500           --            29,230         --
-----------        --------        --------        -------            ---------        -----       -----------    -------

  2,021,347          55,268          60,436             --              118,486           --            32,726         --





     55,268              --              --             --                   --           --                --         --
-----------        --------        --------        -------            ---------        -----       -----------    -------

$ 2,076,615        $ 55,268        $ 60,436        $    --            $ 118,486        $  --       $    32,726    $    --
===========        ========        ========        =======            =========        =====       ===========    =======

6. Schedule of Fund ABD Operations and Changes in Net Assets For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)


                                                            ENTERPRISE PORTFOLIO        GOVERNMENT PORTFOLIO
                                                          ----------------------       ----------------------
                                                             1998           1997         1998            1997
                                                          ---------        -----       ---------        -----
INVESTMENT INCOME:
Dividends .........................................       $      --        $  --       $      --        $  --
                                                          ---------        -----       ---------        -----

EXPENSES:
Insurance charges .................................             419           --             957           --
Administrative fees ...............................              50           --             115           --
                                                          ---------        -----       ---------        -----
  Net investment income (loss) ....................            (469)          --          (1,072)          --
                                                          ---------        -----       ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................             489           --             961           --
  Cost of investments sold ........................             547           --             964           --
                                                          ---------        -----       ---------        -----

    Net realized gain (loss) ......................             (58)          --              (3)          --
                                                          ---------        -----       ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......              --           --              --           --
  Unrealized gain (loss) end of period ............          25,690           --             594           --
                                                          ---------        -----       ---------        -----

    Net change in unrealized gain (loss) for the period      25,690           --             594           --
                                                          ---------        -----       ---------        -----

Net increase (decrease) in net assets
  resulting from operations .......................          25,163           --            (481)          --
                                                          ---------        -----       ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................         227,803           --          67,500           --
Participant transfers from other Travelers accounts             902           --         298,822           --
Administrative charges ............................              (6)          --              --           --
Contract surrenders ...............................            (455)          --              --           --
Participant transfers to other Travelers accounts .              --           --              --           --
Other payments to participants ....................              --           --              --           --
                                                          ---------        -----       ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............         228,244           --         366,322           --
                                                          ---------        -----       ---------        -----

    Net increase (decrease) in net assets .........         253,407           --         365,841           --




NET ASSETS:
  Beginning of period .............................              --           --              --           --
                                                          ---------        -----       ---------        -----

  End of period ...................................       $ 253,407        $  --       $ 365,841        $  --
                                                          =========        =====       =========        =====

                                                          GROWTH AND INCOME PORTFOLIO
                                                          ---------------------------
                                                              1998            1997
                                                            ---------        -----
INVESTMENT INCOME:
Dividends .........................................         $      --        $  --
                                                            ---------        -----

EXPENSES:
Insurance charges .................................               635           --
Administrative fees ...............................                76           --
                                                            ---------        -----
    Net investment income (loss) ..................              (711)          --
                                                            ---------        -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................            15,904           --
  Cost of investments sold ........................            15,411           --
                                                            ---------        -----

    Net realized gain (loss) ......................               493           --
                                                            ---------        -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ......                --           --
  Unrealized gain (loss) end of period ............            18,306           --
                                                            ---------        -----

    Net change in unrealized gain (loss) for the period        18,306           --
                                                            ---------        -----

Net increase (decrease) in net assets
  resulting from operations ........................           18,088           --
                                                            ---------        -----




UNIT TRANSACTIONS:
Participant purchase payments .....................           216,321           --
Participant transfers from other Travelers accounts            67,000           --
Administrative charges ............................                (1)          --
Contract surrenders ...............................                --           --
Participant transfers to other Travelers accounts .                --           --
Other payments to participants ....................                --           --
                                                            ---------        -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............           283,320           --
                                                            ---------        -----

    Net increase (decrease) in net assets .........           301,408           --




NET ASSETS:
  Beginning of period .............................                --           --
                                                            ---------        -----

  End of period ...................................         $ 301,408        $  --
                                                            =========        =====

 VAN KAMPEN MONEY MARKET PORTFOLIO         EMERGING MARKETS PORTFOLIO                    COMBINED
----------------------------------       --------------------------------      ---------------------------------
   1998                 1997                1998                1997               1998                1997
-----------        ---------------       ---------        ---------------      -------------        ------------

$    10,945        $            --       $   1,087        $            --      $   3,703,277        $    252,426
-----------        ---------------       ---------        ---------------      -------------        ------------


      2,786                     --             495                     --            886,762              27,812
        335                     --              60                     --            106,413               3,062
-----------        ---------------       ---------        ---------------      -------------        ------------
      7,824                     --             532                     --          2,710,102             221,552
-----------        ---------------       ---------        ---------------      -------------        ------------




    598,308                     --          77,279                     --         16,924,277           1,370,896
    598,308                     --          90,838                     --         16,720,569           1,344,561
-----------        ---------------       ---------        ---------------      -------------        ------------

         --                     --         (13,559)                    --            203,708              26,335
-----------        ---------------       ---------        ---------------      -------------        ------------


         --                     --              --                     --            (23,471)                 --
         --                     --          10,892                     --         12,441,713             (23,471)
-----------        ---------------       ---------        ---------------      -------------        ------------

         --                     --          10,892                     --         12,465,184             (23,471)
-----------        ---------------       ---------        ---------------      -------------        ------------


      7,824                     --          (2,135)                    --         15,378,994             224,416
-----------        ---------------       ---------        ---------------      -------------        ------------





  1,239,392                     --         219,973                     --        121,461,712           9,113,419
         --                     --          23,179                     --         49,991,050           1,366,418
         (2)                    --              (2)                    --            (11,401)                (57)
    (10,470)                    --          (4,185)                    --         (2,370,182)            (17,700)
   (584,323)                    --         (72,704)                    --        (17,368,160)           (556,408)
         --                     --              --                     --           (691,370)                 --
-----------        ---------------       ---------        ---------------      -------------        ------------


    644,597                     --         166,261                     --        151,011,649           9,905,672
-----------        ---------------       ---------        ---------------      -------------        ------------

    652,421                     --         164,126                     --        166,390,643          10,130,088





         --                     --              --                     --         10,130,088                  --
-----------        ---------------       ---------        ---------------      -------------        ------------

$   652,421        $            --       $ 164,126        $            --      $ 176,520,731        $ 10,130,088
===========        ===============       =========        ===============      =============        ============

7. Schedule of Accumulation Units for Fund ABD For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997

                                                                                                       DREYFUS CAPITAL APPRECIATION
                                              CAPITAL APPRECIATION FUND             REIT SERIES                   PORTFOLIO
                                            ----------------------------       --------------------    ----------------------------
                                                1998             1997            1998          1997          1998           1997
                                            ------------       ---------       ---------       ----       -----------       -----
Accumulation units beginning of period ..        870,525              --              --          --               --          --
Accumulation units purchased and
  transferred from other Travelers accounts   10,229,210         892,145         129,268          --        3,105,269          --
Accumulation units redeemed and
  transferred to other Travelers accounts       (538,421)        (21,620)        (32,285)         --         (168,024)         --
                                             -----------        --------        --------        ----       ----------        ----
Accumulation units end of period ........     10,561,314         870,525          96,983          --        2,937,245          --
                                             ===========        ========        ========        ====       ==========        ====

                                                                                                      DIVERSIFIED STRATEGIC INCOME
                                                   SMALL CAP PORTFOLIO     APPRECIATION PORTFOLIO              PORTFOLIO
                                                ----------------------   --------------------------   ------------------------------
                                                   1998           1997      1998             1997          1998            1997
                                                ----------        ----   ----------        --------     ----------        --------
Accumulation units beginning of period ..               --          --      506,282              --        733,829              --
Accumulation units purchased and
  transferred from other Travelers accounts      1,501,350          --    3,619,819         510,557      6,855,041         735,943
Accumulation units redeemed and
  transferred to other Travelers accounts          (65,545)         --     (415,786)         (4,275)      (512,543)         (2,114)
                                                ----------        ----   ----------        --------     ----------        --------
Accumulation units end of period ........        1,435,805          --    3,710,315         506,282      7,076,327         733,829
                                                ==========        ====   ==========        ========     ==========        ========

                                                                                                            EMERGING MARKETS EQUITY
                                               TOTAL RETURN PORTFOLIO        MONEY MARKET PORTFOLIO               PORTFOLIO
                                               ----------------------      ---------------------------      ------------------------
                                                  1998          1997          1998              1997           1998        1997
                                                --------        ----       -----------        --------        ------       ----
Accumulation units beginning of period ..             --          --           345,682              --            --         --
Accumulation units purchased and
  transferred from other Travelers accounts      716,696          --        17,589,374         727,250        27,410         --
Accumulation units redeemed and
  transferred to other Travelers accounts         (8,442)         --        (8,690,129)       (381,568)           --         --
                                                --------        ----       -----------        --------        ------       ----
Accumulation units end of period ........        708,254          --         9,244,927         345,682        27,410         --
                                                ========        ====       ===========        ========        ======       ====


                                              GLOBAL EQUITY PORTFOLIO     MID CAP VALUE PORTFOLIO        VALUE PORTFOLIO
                                              -----------------------     -----------------------     --------------------
                                                  1998          1997         1998          1997         1998          1997
                                                --------        ----       --------        ----       --------        ----
Accumulation units beginning of period ..             --          --             --          --             --          --
Accumulation units purchased and
  transferred from other Travelers accounts      164,227          --        219,623          --        258,871          --
Accumulation units redeemed and
  transferred to other Travelers accounts           (478)         --             (5)         --           (526)         --
                                                --------        ----       --------        ----       --------        ----
Accumulation units end of period ........        163,749          --        219,618          --        258,345          --
                                                ========        ====       ========        ====       ========        ====

7. Schedule of Accumulation Units for Fund ABD For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                            SALOMON BROTHERS VARIABLE      SALOMON BROTHERS VARIABLE    SALOMON BROTHERS VARIABLE
                                                   CAPITAL FUND               HIGH YIELD BOND FUND          INVESTORS FUND
                                            --------------------------     -------------------------    --------------------------
                                                 1998        1997            1998         1997           1998             1997
                                                ------       ----          -------       ------        ----------        ------

Accumulation units beginning of period ..           --         --               --           --                --            --
Accumulation units purchased and
  transferred from other Travelers accounts     55,964         --          117,685           --         1,869,636            --
Accumulation units redeemed and
  transferred to other Travelers accounts           --         --               --           --          (104,992)           --
                                                ------       ----          -------       ------        ----------        ------
Accumulation units end of period ........       55,964         --          117,685           --         1,764,644            --
                                                ======       ====          =======       ======         ==========        ======


                                            SALOMON BROTHERS VARIABLE
                                               STRATEGIC BOND FUND        EQUITY INCOME PORTFOLIO    FEDERATED HIGH YIELD PORTFOLIO
                                            -------------------------   ---------------------------  ------------------------------
                                               1998          1997           1998             1997           1998            1997
                                             --------        ----       -----------        --------     ----------        --------
Accumulation units beginning of period ..          --          --           639,656              --        620,667              --
Accumulation units purchased and
  transferred from other Travelers accounts   127,694          --        12,793,027         680,203      7,735,861         641,291
Accumulation units redeemed and
  transferred to other Travelers accounts        (567)         --        (1,130,864)        (40,547)      (641,218)        (20,624)
                                             --------        ----       -----------        --------     ----------        --------
Accumulation units end of period ........     127,127          --        12,301,819         639,656      7,715,310         620,667
                                             ========        ====       ===========        ========     ==========        ========


                                                FEDERATED STOCK PORTFOLIO          LARGE CAP PORTFOLIO
                                                --------------------------        --------------------------
                                                   1998             1997              1998            1997
                                                ----------        --------        ----------        --------
Accumulation units beginning of period ..          352,550              --           491,869              --
Accumulation units purchased and
  transferred from other Travelers accounts      4,564,143         372,640         6,484,501         491,871
Accumulation units redeemed and
  transferred to other Travelers accounts         (317,106)        (20,090)         (313,820)             (2)
                                                ----------        --------        ----------        --------
Accumulation units end of period ........        4,599,587         352,550         6,662,550         491,869
                                                ==========        ========        ==========        ========

                                               LAZARD INTERNATIONAL STOCK
                                                          PORTFOLIO
                                              -----------------------------
                                                     1998            1997
                                                 ----------        --------
Accumulation units beginning of period ..           849,629              --
Accumulation units purchased and
  transferred from other Travelers accounts       6,246,023         851,367
Accumulation units redeemed and
  transferred to other Travelers accounts          (561,892)         (1,738)
                                                 ----------        --------
Accumulation units end of period ........         6,533,760         849,629
                                                 ==========        ========



                                                   MFS EMERGING GROWTH
                                                         PORTFOLIO            MFS MID CAP GROWTH PORTFOLIO   MFS RESEARCH PORTFOLIO
                                                --------------------------    ----------------------------   -----------------------
                                                   1998             1997            1998          1997         1998          1997
                                                ----------        --------        --------        ----       --------        ----
Accumulation units beginning of period ..          528,553              --              --          --             --          --
Accumulation units purchased and
  transferred from other Travelers accounts      5,719,953         537,885         742,982          --        161,382          --
Accumulation units redeemed and
  transferred to other Travelers accounts         (356,695)         (9,332)        (46,136)         --        (11,401)         --
                                                ----------        --------        --------        ----       --------        ----
Accumulation units end of period ........        5,891,811         528,553         696,846          --        149,981          --
                                                ==========        ========        ========        ====       ========        ====

7. Schedule of Accumulation Units for Fund ABD For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                                                                                         DISCIPLINED MID CAP STOCK
                                             STRATEGIC STOCK PORTFOLIO    CONVERTIBLE BOND PORTFOLIO            PORTFOLIO
                                             -------------------------    --------------------------    --------------------------
                                                 1998          1997         1998          1997             1998            1997
                                                -------        ----       --------        ----          ----------        --------
Accumulation units beginning of period ..            --          --             --          --             120,880              --
Accumulation units purchased and
  transferred from other Travelers accounts      19,604          --        506,502          --           1,485,652         121,060
Accumulation units redeemed and
  transferred to other Travelers accounts       (5,821)         --        (47,803)         --            (180,762)           (180)
                                                -------        ----       --------        ----          ----------        --------
Accumulation units end of period ........        13,783          --        458,699          --           1,425,770         120,880
                                                =======        ====       ========        ====          ==========        ========

                                             DISCIPLINED SMALL CAP STOCK
                                                   PORTFOLIO               TRAVELERS QUALITY BOND PORTFOLIO
                                             ---------------------------   --------------------------------
                                                  1998          1997           1998              1997
                                                --------        ----        -----------        --------
Accumulation units beginning of period ..             --          --            378,758              --
Accumulation units purchased and
  transferred from other Travelers accounts      563,196          --         10,101,017         379,710
Accumulation units redeemed and
  transferred to other Travelers accounts        (44,338)         --         (1,151,169)           (952)
                                                --------        ----        -----------        --------
Accumulation units end of period ........        518,858          --          9,328,606         378,758
                                                ========        ====        ===========        ========


                                              ALLIANCE GROWTH PORTFOLIO
                                            ----------------------------
                                               1998              1997
                                            -----------        ----------
Accumulation units beginning of period ..     1,062,634                --
Accumulation units purchased and
  transferred from other Travelers accounts  13,093,237         1,086,570
Accumulation units redeemed and
  transferred to other Travelers accounts      (944,665)          (23,936)
                                            -----------        ----------
Accumulation units end of period ........    13,211,206         1,062,634
                                            ===========        ==========


                                                                               PUTNAM DIVERSIFIED INCOME     REAL ESTATE SECURITIES
                                                MFS TOTAL RETURN PORTFOLIO             PORTFOLIO                    PORTFOLIO
                                                ---------------------------    -------------------------     ----------------------
                                                    1998             1997          1998           1997          1998         1997
                                                -----------        --------    ----------        ------       -------        ----
Accumulation units beginning of period ..           962,287              --        51,659            --            --          --
Accumulation units purchased and
  transferred from other Travelers accounts      16,107,857         966,589     2,118,951        51,659        67,010          --
  Accumulation units redeemed and
  transferred to other Travelers accounts          (689,960)         (4,302)     (215,213)           --          (499)         --
                                                -----------        --------    ----------        ------       -------        ----
Accumulation units end of period ........        16,380,184         962,287     1,955,397        51,659        66,511          --
                                                ===========        ========    ==========        ======       =======        ====


                                              DOMESTIC INCOME PORTFOLIO       EMERGING GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                              -------------------------       -------------------------      ---------------------
                                                 1998         1997              1998         1997              1998          1997
                                                -------       ----            -------        ----            --------        ----
Accumulation units beginning of period ..            --         --                 --          --                  --          --
Accumulation units purchased and
  transferred from other Travelers accounts     116,317         --             27,664          --             234,459          --
Accumulation units redeemed and
  transferred to other Travelers accounts            --         --               (475)         --                (487)         --
                                                -------       ----            -------        ----            --------        ----
Accumulation units end of period ........       116,317         --             27,189          --             233,972          --
                                                =======       ====            =======        ====            ========        ====

7. Schedule of Accumulation Units for Fund ABD For the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997 (continued)

                                                                                                    VAN KAMPEN MONEY MARKET
                                               GOVERNMENT PORTFOLIO   GROWTH AND INCOME PORTFOLIO          PORTFOLIO
                                               --------------------   ---------------------------   -----------------------
                                                 1998         1997         1998          1997          1998           1997
                                                -------       ----       --------        ----       ----------        ----
Accumulation units beginning of period ..            --         --             --          --               --          --
Accumulation units purchased and
  transferred from other Travelers accounts     347,758         --        292,762          --        1,224,036          --
Accumulation units redeemed and
  transferred to other Travelers accounts            --         --             (1)         --         (586,162)         --
                                                -------       ----       --------        ----       ----------        ----
Accumulation units end of period ........       347,758         --        292,761          --          637,874          --
                                                =======       ====       ========        ====       ==========        ====


                                              EMERGING MARKETS PORTFOLIO             COMBINED
                                              --------------------------   ------------------------------
                                                  1998          1997           1998              1997
                                                --------        ----       ------------        ----------
Accumulation units beginning of period ..             --          --          8,515,460                --
Accumulation units purchased and
  transferred from other Travelers accounts      346,824          --        137,687,855         9,046,740
Accumulation units redeemed and
  transferred to other Travelers accounts       (123,136)         --        (17,907,366)         (531,280)
                                                --------        ----       ------------        ----------
Accumulation units end of period ........        223,688          --        128,295,949         8,515,460
                                                ========        ====       ============        ==========

                          Independent Auditors' Report


To the Owners of Variable Annuity Contracts of The Travelers Fund ABD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1998 and the period April 28, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut


This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD for Variable Annuities or Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



FNDABD   (Annual)  (12-98)  Printed in U.S.A.